Reverse Stock Split (Details) - $ / shares		1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 02, 2018	Dec. 31, 2017	Mar. 01, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 25, 2015
Reverse Stock Split (Textual)
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Reverse stock split, description			1-for-15 reverse stock split.	The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its issued and outstanding shares of common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.	The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.
Common stock, shares authorized				250,000,000	250,000,000	250,000,000
Subsequent Event [Member]
Reverse Stock Split (Textual)
Common stock, par value		$ 0.001
Reverse stock split, description	1-for-30 reverse stock split	Ratio between 1-for-5 and 1-for-60, to be determined at the discretion of the Company's Board of Directors for the purpose of complying with NASDAQ Listing Rule 5550(a)(2). We have assumed a 1-for-30 ratio for the reverse stock split.
Subsequent Event [Member] | Common Stock [Member]
Reverse Stock Split (Textual)
Reverse stock split, description	The Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada to effect a 1-for-30 reverse stock split of the Company's issued and outstanding shares of common stock, effective as of February 6, 2018.
Maximum [Member] | Subsequent Event [Member]
Reverse Stock Split (Textual)
Common stock, shares authorized	250,000,000
Minimum [Member] | Subsequent Event [Member]
Reverse Stock Split (Textual)
Common stock, shares authorized	50,000,000
Board of Directors Chairman [Member]
Reverse Stock Split (Textual)
Reverse stock split, description				A ratio between 1-for-5 and 1-for-60, to be determined at the discretion of the Company's Board of Directors for the purpose of complying with NASDAQ Listing Rule 5550(a)(2). We have assumed a 1-for-30 ratio